Asset Impairment (Reversals) Charges (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment of assets [Abstract]
Disclosure of detailed information about property, plant and equipment
Estimated remaining useful lives of the components of depreciable assets, categorized by asset class, are as follows:

Hydro generation	1-47 years
Wind and Solar generation	1-29 years
Gas generation	1-32 years
Energy Transition	1-8 years
Capital spares and other	1-47 years

Year ended Dec. 31	Segment	2025	2024
Impairment charge, net of impairment reversals	Wind and Solar	20	—
Impairment charge related to the Required Divestitures	Gas	37	—
Impairment reversal related to generation equipment (Note 18)	Energy Transition	(30)	—
Changes in decommissioning and restoration provisions(1) (Note 24)	Energy Transition	(44)	24
Project development costs(2)	Corporate	4	22
Asset impairment (reversals) charges		(13)	46
(1)Changes relate to changes in discount rates, revisions in estimated cash flows and timing of cash flows.
(2)The Company recognized an impairment charge in the Corporate segment related to projects that are no longer proceeding.
A reconciliation of the changes in the carrying amount of PP&E is as follows:

	Assets under construction	Land	Hydro	Wind and Solar	Gas generation	Energy Transition	Capital spares and other(1)	Total
Cost
As at Dec. 31, 2023	1,234	90	884	3,593	4,423	3,914	306	14,444
Additions(2)	279	—	—	—	10	—	22	311
Acquisitions (Note 4)	11	—	—	—	401	—	—	412
Disposals	—	(2)	—	—	(1)	(3)	—	(6)
Changes to decommissioning and restoration costs (Note 24)	—	—	16	9	13	—	—	38
Retirement of assets	—	—	(10)	(12)	(16)	—	—	(38)
Change in foreign exchange rates	28	2	—	124	—	146	2	302
Transfer to intangible assets (Note 21)	—	—	—	—	(163)	—	—	(163)
Transfers of assets(3)	(1,432)	—	43	1,205	163	14	7	—
Transfers to finance lease receivable (Note 17)	—	—	—	—	(48)	—	—	(48)
As at Dec. 31, 2024	120	90	933	4,919	4,782	4,071	337	15,252
Additions	243	—	—	2	—	—	4	249
Disposals	—	(2)	—	—	—	(2)	—	(4)
Impairment reversals (charges) (Note 7)	31	—	—	(17)	—	—	—	14
Changes to decommissioning and restoration costs (Note 24)	—	—	—	19	16	1	—	36
Retirement of assets	—	—	(8)	(10)	(15)	(8)	—	(41)
Change in foreign exchange rates	2	(1)	—	(93)	13	(86)	—	(165)
Transfers of assets(3)	(214)	17	66	30	106	—	(5)	—
Transfers to assets held for sale (Note 18)	(30)	—	—	—	—	—	—	(30)
As at Dec. 31, 2025	152	104	991	4,850	4,902	3,976	336	15,311
Accumulated depreciation
As at Dec. 31, 2023	—	—	499	1,337	3,049	3,743	102	8,730
Depreciation	—	—	37	170	221	62	28	518
Retirement of assets	—	—	(9)	(9)	(15)	—	—	(33)
Disposals	—	—	—	—	—	(2)	—	(2)
Change in foreign exchange rates	—	—	—	23	1	138	—	162
Transfers to intangible assets (Note 21)	—	—	—	—	(143)	—	—	(143)
As at Dec. 31, 2024	—	—	527	1,521	3,113	3,941	130	9,232
Depreciation	—	—	35	180	269	45	18	547
Retirement of assets	—	—	(7)	(7)	(14)	(8)	—	(36)
Disposals	—	—	—	—	—	(3)	—	(3)
Change in foreign exchange rates	—	—	—	(12)	2	(84)	—	(94)
As at Dec. 31, 2025	—	—	555	1,682	3,370	3,891	148	9,646
Carrying amount
As at Dec. 31, 2024	120	90	406	3,398	1,669	130	207	6,020
As at Dec. 31, 2025	152	104	436	3,168	1,532	85	188	5,665
(1)Includes major spare parts and standby equipment available, but not in service.
(2)In 2024, the Company capitalized $16 million of interest to PP&E at a weighted average rate of 6.52 per cent.
(3)Includes transfers of assets upon commissioning to assets in service and other movements.